Acquisitions and Business Combinations - Fair Value of Assets Acquired and Liabilities Assumed (Details) - Eva Copper operations and related assets R in Millions	Dec. 16, 2022 ZAR (R)
Provisional fair value
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	R 3,785
Restricted cash and investments as of acquisition date	4
Trade and other receivables	12
Deferred tax liabilities recognised as of acquisition date	(636)
Identifiable assets acquired (liabilities assumed)	3,165
Measurement period adjustment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	(631)
Restricted cash and investments as of acquisition date	0
Trade and other receivables	(5)
Deferred tax liabilities recognised as of acquisition date	636
Identifiable assets acquired (liabilities assumed)	0
Final fair value
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	3,154
Restricted cash and investments as of acquisition date	4
Trade and other receivables	7
Deferred tax liabilities recognised as of acquisition date	0
Identifiable assets acquired (liabilities assumed)	R 3,165